Marketable Securities (Tables)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-Sale Securities Held

The following table summarizes the available-for-sale securities held at March 31, 2017 and December 31, 2016 (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
March 31, 2017
U.S. government agency securities and treasuries	$39,599	$—	$(17)	$39,582
Corporate debt securities	826	—	—	826

Total available-for-sale securities	$40,425	$—	$(17)	$40,408

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
U.S. government agency securities and treasuries	$42,516	$4	$(8)	$42,512
Corporate debt securities	1,554	—	—	1,554

Total available-for-sale securities	$44,070	$4	$(8)	$44,066

The following table summarizes the available-for-sale securities held at December 31, 2016 (in thousands):

December 31, 2016	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency securities and treasuries	$42,516	$4	$(8)	$42,512
Corporate debt securities	1,554	—	—	1,554

Total available-for-sale securities	$44,070	$4	$(8)	$44,066